PROPERTY PLANT AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PROPERTY PLANT AND EQUIPMENT
Depreciation expense	$ 91,427	$ 91,282